Related-Party Transactions - Summary of Compensation of Employees (Including Those Occupying Managerial Positions) and Officers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee compensation costs [line items]
Compensation of employees	$ 30,659,000	$ 35,964,150
Bottom of range [member]
Disclosure of employee compensation costs [line items]
Compensation of employees	973,000	964,520
Weighted Average [member]
Disclosure of employee compensation costs [line items]
Compensation of employees	4,961,000	5,591,000
Top of range [member]
Disclosure of employee compensation costs [line items]
Compensation of employees	$ 27,219,000	$ 30,644,550